Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits
Schedule of employee benefit

	2017	2016	2015
	(€ in thousands)
Wages and salaries	11,855	10,184	7,128
Social security costs	1,285	1,093	596
Pension costs — defined contribution plans	860	764	478
Equity-settled share based payments	4,024	2,454	1,212
	18,024	14,495	9,414
Average number of employees for the period	139.9	133.4	86.1

Schedule of employee per activity

	December 31, 2017	December 31, 2016	December 31, 2015
Research and Development	96.2	100.4	72.4
General and Administrative	34.0	32.9	27.1
Total number of employees at December 31 (converted to FTE)	130.2	133.3	99.5